Administrative Expenses	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Administrative Expenses

Note 31 – Administrative Expenses

For the years ended as of December 31, 2022, 2021 and 2020, the composition of this item is as follows:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Administrative expenses	(208,406)	(179,416)	(181,514)
Expenses for short-term leases	(1,976)	(1,846)	(1,478)
Other expenses of obligations for lease contracts	(232)	(457)	(207)
Maintenance and repair of fixed assets	(32,364)	(33,288)	(32,637)
Insurance payments	(18,822)	(18,320)	(17,428)
Office supplies	(1,693)	(1,315)	(1,756)
IT and communications expenses	(48,625)	(55,436)	(53,839)
Utilities and other services	(2,785)	(3,545)	(3,931)
Security and transportation of securities services	(5,643)	(5,694)	(6,754)
Representation and personnel traverl expenses	(1,783)	(846)	(1,263)
Legal and notarial expenses	(19,904)	(19,419)	(21,675)
Professional services fees	(1,477)	(1,581)	(1,629)
Technical report fees	(26,225)	(21,865)	(13,180)
Fines applied by the Financial Market Commission	(4)	(81)	—
Fines	(368)	(211)	(133)
Other administrative expense	(46,505)	(15,512)	(25,604)
Outsourced services	(33,771)	(31,417)	(28,539)
Data processing	(11,835)	(11,237)	(10,929)
Appraisal service	(50)	(88)	—
Call center service for sales, marketing, quality assurance and costumer service	(320)	(442)	(865)
External collection service	(1,649)	(1,135)	—
External cleaning service, casino, files and documents custody, furniture and equipment storage	(574)	(733)	—
Sale services and product distribution	(91)	(36)	—
Other outsourced services	(19,252)	(17,746)	(16,745)
Board of directors compensations	(1,239)	(1,358)	(1,310)
Board of directors compensations	(1,239)	(1,358)	(1,310)
Marketing and advertising	(14,529)	(12,937)	(11,914)
Taxes, real estate tax and other legal charges	(40,167)	(32,842)	(34,476)
Real estate taxes	(341)	(305)	(347)
Patents	(1,535)	(1,361)	(1,353)
Other taxes (1)	(28,419)	(22,191)	(23,660)
Contributions to CMF	(9,872)	(8,985)	(9,116)
Total	(298,112)	(257,970)	(257,753)

(1)    These amounts primarily correspond to taxes other than income taxes that affect Itaú Colombia and its subsidiaries (Colombian segment). These are taxes on local financial transactions, ongoing performance of commercial activities or services, non-discountable value added tax and equity tax, among others.